Expense Example, No Redemption - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 30, 2024 USD ($)
Fidelity Advisor Climate Action Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,029
5 Years	1,393
10 Years	2,416
Fidelity Advisor Climate Action Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	884
5 Years	1,302
10 Years	2,466
Fidelity Advisor Climate Action Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	710
5 Years	1,253
10 Years	2,550
Fidelity Advisor Climate Action Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	389
5 Years	705
10 Years	1,599
Fidelity Advisor Climate Action Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	355
5 Years	653
10 Years	$ 1,500